Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,150,000.00
Previously Paid Amount	0.00
Total Fee Amount	41,450.72
Total Offset Amount	0.00
Net Fee	$ 41,450.72